Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

	2018	2017
	RMB million	RMB million
Cash	1	2
Bank balances	645	4,603

	646	4,605